SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Recognition of compensation costs
Total compensation costs	¥ 253,922	¥ 301,161
Facilitation, origination and servicing expenses
Recognition of compensation costs
Total compensation costs	75,209	72,192
Sales and marketing expenses
Recognition of compensation costs
Total compensation costs	12,340	8,164
General and administrative expenses
Recognition of compensation costs
Total compensation costs	¥ 166,373	¥ 220,805